Document and Entity Information	Jan. 09, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001561894
Document Type	8-K/A
Document Period End Date	Jan. 09, 2024
Entity Registrant Name	HANNON ARMSTRONG SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	(410)
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Hannon Armstrong Sustainable Infrastructure Capital, Inc., a Maryland corporation (the “Company”) is filing this amended Current Report on Form 8-K/A (the “Amended Form 8-K”) (i) to clarify that the “Total liabilities” as of September 30, 2023 as set forth in the Company’s Current Report on Form 8-K filed on January 9, 2024 (the “Original Form 8-K”) were shown on an as adjusted basis, (ii) to show the adjustments that were made to Total liabilities as of September 30, 2023 and (iii) to reflect that the add-on offering was upsized to $200 million aggregate principal amount from the previously announced $100 million aggregate principal amount of 8.00% Green Senior Unsecured Notes due 2027. This Amended Form 8-K amends and restates the Original Form 8-K in its entirety.